Equity Method Investments Equity Method Investments (Summary of Equity Method Investment Financial Information) (Details) $ in Millions	1 Months Ended
	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Revenue	$ 29
Income from operations	10
Net income	11
Current assets	150
Noncurrent assets	2,619
Current liabilities	102
Noncurrent liabilities	13
Markwest Utica EMG
Schedule of Equity Method Investments [Line Items]
Revenue	18	[1]
Income from operations	9	[1]
Net income	10	[1]
Current assets	113	[1]
Noncurrent assets	2,207	[1]
Current liabilities	77	[1]
Noncurrent liabilities	1	[1]
Other VIEs
Schedule of Equity Method Investments [Line Items]
Revenue	2
Income from operations	0
Net income	0
Current assets	7
Noncurrent assets	169
Current liabilities	7
Noncurrent liabilities	12
Non-VIEs
Schedule of Equity Method Investments [Line Items]
Revenue	9
Income from operations	1
Net income	1
Current assets	30
Noncurrent assets	243
Current liabilities	18
Noncurrent liabilities	$ 0

[1]	(1) MarkWest Utica EMG’s noncurrent assets includes its investment in its subsidiary Ohio Gathering, which does not appear elsewhere in this table. The investment was $781 million as of December 31, 2015.